Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 9,709	$ 8,205	$ 7,031
Interest cost	6,567	6,361	5,858
Expected return on Plans' assets	(6,400)	(5,512)	(4,914)
Amortization of prior service cost	172	104	95
Amortization of transition amount	(131)	(147)	(130)
Amortization of net actuarial loss	4,107	1,988	1,769
Total net periodic benefit cost	14,023	10,999	9,709
Accumulated benefit obligation	167,667	144,682	112,643
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	299	253
Interest cost	117	151
Amortization of prior service cost	12	74
Amortization of net actuarial loss		22
Total net periodic benefit cost	$ 428	$ 500